UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-2653

Dreyfus Bond Funds, Inc
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	11/30/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Fund
November 30, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--99.1%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--.9%
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/20	15,000,000	15,017,550
Alaska--.8%
Alaska Energy Authority,
Power Revenue (Bradley Lake
Hydroelectric Project)
(Insured; Assured Guaranty
Municipal Corp.)	6.00	7/1/17	5,730,000	6,853,080
Anchorage,
Electric Utility Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.50	12/1/15	6,135,000	7,153,165
Arizona--1.6%
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	9,000,000	11,213,370
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	6,750,000	6,575,580
Pima County Industrial Development
Authority, IDR (Tucson
Electric Power Company Project)	5.75	9/1/29	4,815,000	5,132,934
Pima County Industrial Development
Authority, IDR (Tucson
Electric Power Company Project)	5.25	10/1/40	4,185,000	4,625,555
California--12.8%
California,
GO (Insured; AMBAC)	6.00	4/1/17	6,080,000	7,427,024
California,
GO (Various Purpose)	5.63	4/1/25	3,500,000	4,278,225
California,
GO (Various Purpose)	5.75	4/1/31	18,325,000	22,388,752
California,
GO (Various Purpose)	6.50	4/1/33	15,000,000	19,291,500
California,
GO (Various Purpose)	6.00	11/1/35	14,000,000	17,741,360
California Department of Veterans
Affairs, Home Purchase Revenue	5.00	12/1/42	8,000,000	8,336,800
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/27	7,850,000	9,330,196

California Educational Facilities
Authority, Revenue (University
of Southern California)	5.25	10/1/38	4,000,000		4,858,800
California Public Works Board,
LR (Department of Mental
Health) (Coalinga State
Hospital)	5.13	6/1/29	2,500,000		2,610,275
California Statewide Communities
Development Authority, Revenue
(Inland Regional Center
Project)	5.38	12/1/37	10,325,000		11,108,255
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/42	5,525,000		6,435,852
California Statewide Communities
Development Authority, Revenue
(Sutter Health)	5.50	8/15/26	5,000,000		6,135,600
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.50	12/1/21	11,725,000		12,682,346
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	5,000,000		6,012,000
Coast Community College District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0/5.00	8/1/29	15,000,000	a	15,718,800
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	9,690,000		8,949,296
Los Angeles Unified School
District, GO	5.00	7/1/21	11,000,000		14,146,880
Modesto Irrigation District,
Electric System Revenue	5.00	7/1/21	3,515,000		4,423,592
Sacramento County,
Airport System Senior Revenue	5.75	7/1/39	10,260,000		12,274,756
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport) (Issue
34E) (Insured; Assured
Guaranty Municipal Corp.)	5.75	5/1/22	7,000,000		8,341,340
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.50	11/1/30	13,555,000		17,053,139
Colorado--1.4%
Colorado Health Facilities
Authority, Revenue (Sisters of
Charity of Leavenworth Health
System)	5.25	1/1/25	4,000,000		4,737,280
Colorado Springs,
Utilities System Revenue	5.00	11/15/23	2,955,000		3,729,624
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance

Guarantee Corp.)	0.00	9/1/20	6,740,000	b	5,074,411
University of Colorado Hospital
Authority, Revenue	5.00	11/15/37	4,000,000		4,405,200
University of Colorado Regents,
University Enterprise Revenue	5.25	6/1/36	5,000,000		6,083,700
Delaware--.4%
Delaware Transportation Authority,
Transportation System Senior
Revenue	5.00	7/1/26	6,245,000		7,536,841
Florida--7.6%
Broward County,
Port Facilities Revenue	5.00	9/1/22	6,000,000		7,117,980
Broward County School Board,
COP (Master Lease Purchase
Agreement)	5.00	7/1/17	5,000,000		5,791,950
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/20	7,000,000		8,305,150
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.25	6/1/17	10,000,000		11,641,600
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.50	6/1/17	6,000,000		7,050,060
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/22	8,000,000		9,576,880
Florida Board of Education,
Public Education Capital
Outlay Bonds	5.00	6/1/18	5,420,000		6,631,641
Florida Housing Finance
Corporation, Homeowner
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	5.10	7/1/31	2,685,000		2,690,182
Florida Municipal Power Agency,
Revenue (Saint Lucie Project)	5.00	10/1/20	4,065,000		5,066,128
Florida State Board of Education,
Public Education Capital
Outlay Bonds	5.00	6/1/21	7,500,000		9,676,050
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group) (Prerefunded)	5.25	11/15/16	265,000	c	313,074
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.38	10/1/35	5,000,000		5,854,000
Miami-Dade County,
Water and Sewer System Revenue	5.00	10/1/34	5,000,000		5,782,300
Miami-Dade County,
Water and Sewer System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	10/1/26	5,000,000		5,841,300

Orlando Utilities Commission,
Water and Electric Revenue	6.75	10/1/17	12,110,000		14,155,621
Orlando-Orange County Expressway
Authority, Revenue	5.00	7/1/35	7,000,000		8,017,450
Pinellas County Health Facilities
Authority, Health System
Revenue (BayCare Health System
Issue) (Insured; National
Public Finance Guarantee Corp.)	0.28	11/15/23	5,275,000	d	4,853,000
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	5,000,000		5,647,100
Tampa Bay Water Regional Water
Supply Authority, Utility
System Improvement Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.00	10/1/29	5,000,000		7,284,300
Georgia--3.2%
Atlanta,
Water and Wastewater Revenue	5.00	11/1/14	5,000,000		5,412,500
Atlanta,
Water and Wastewater Revenue	6.00	11/1/26	10,000,000		12,624,300
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	3,500,000		4,085,025
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/25	8,590,000		11,568,668
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.75	1/1/20	5,000,000		6,196,550
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.00	1/1/21	9,705,000		12,152,310
Thomasville Hospital Authority,
RAC (John D. Archbold Memorial
Hospital, Inc. Project)	5.13	11/1/30	3,500,000		3,943,170
Idaho--.4%
Power County Industrial
Development Corporation, SWDR
(FMC Corporation Project)	6.45	8/1/32	7,625,000		7,638,954
Illinois--6.6%
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)
(Insured; AMBAC)	5.00	1/1/19	5,175,000		5,748,183
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	1/1/23	21,370,000		23,960,044
Chicago,

GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/18	10,000,000	11,126,800
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	5.25	12/1/25	15,000,000	17,211,300
Illinois,
GO	5.00	8/1/24	4,550,000	5,357,625
Illinois Department of Employment
Security, Unemployment
Insurance Fund Building
Receipts Revenue	5.00	12/15/19	5,085,000	5,639,214
Illinois Finance Authority,
Revenue (Central DuPage Health)	5.50	11/1/39	3,500,000	4,027,660
Illinois Finance Authority,
Revenue (Sherman Health
Systems)	5.50	8/1/37	2,500,000	2,780,125
Kane County Forest Preserve
District, GO	4.00	12/15/16	8,000,000	9,081,040
Metropolitan Pier and Exposition
Authority, Revenue (McCormick
Place Expansion Project)	5.00	6/15/42	13,090,000	15,072,219
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.00	6/1/16	7,275,000	8,127,994
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.50	6/1/23	5,500,000	6,727,600
Indiana--.5%
Indianapolis Local Public
Improvement Bond Bank, Revenue
(Indianapolis Airport
Authority Project) (Insured;
AMBAC)	5.00	1/1/36	8,900,000	9,464,883
Kansas--1.1%
Kansas Development Finance
Authority, Revenue (Lifespace
Communities, Inc.)	5.00	5/15/30	5,000,000	5,452,500
Wyandotte County Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.60	9/1/23	12,010,000	13,538,633
Kentucky--.5%
Mount Sterling,
LR (Kentucky League of Cities
Funding Trust Program)	6.10	3/1/18	7,955,000	9,067,984
Louisiana--.9%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	2,000,000	2,270,060
Louisiana Public Facilities
Authority, Revenue (CHRISTUS
Health Obligated Group)	6.00	7/1/29	6,500,000	7,753,720
New Orleans Aviation Board,
Gulf Opportunity Zone Customer

Facility Charge Revenue
(Consolidated Rental Car
Project)	6.25	1/1/30	5,000,000	5,790,700
Maine--.4%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	7.50	7/1/32	5,000,000	6,504,400
Maryland--.7%
Maryland,
GO (State and Local Facilities
Loan)	5.00	8/1/21	7,500,000	9,415,425
Maryland Economic Development
Corporation, EDR
(Transportation Facilities
Project)	5.75	6/1/35	2,500,000	2,861,250
Massachusetts--5.9%
Massachusetts,
GO (Consolidated Loan)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	8/1/24	12,000,000	14,317,200
Massachusetts,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	9/1/23	16,420,000	22,102,798
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	11,000,000	12,904,100
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	6.25	1/1/27	5,000,000	6,165,000
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/30	3,000,000	3,520,140
Massachusetts Housing Finance
Agency, Housing Revenue	5.30	6/1/49	5,940,000	6,251,078
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/22	8,405,000	11,002,817
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/35	5,000,000	6,031,250
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/42	10,000,000	11,987,900
University of Massachusetts
Building Authority, Revenue
(Insured; AMBAC)	5.00	11/1/17	7,540,000	8,522,839
Michigan--5.0%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.00	7/1/27	8,000,000	10,153,920
Detroit,
Water Supply System Senior

Lien Revenue	5.00	7/1/31	5,000,000	5,445,450
Detroit Water and Sewerage
Department, Senior Lien Sewage
Disposal System Revenue	5.25	7/1/39	6,500,000	7,253,870
Kent Hospital Finance Authority,
Revenue (Spectrum Health
System)	5.50	11/15/25	7,710,000	9,503,809
Michigan Building Authority,
Revenue (Facilities Program)	5.00	10/15/24	2,500,000	3,057,675
Michigan Finance Authority,
Unemployment Obligation
Assessment Revenue	5.00	7/1/21	18,000,000	21,650,220
Michigan Hospital Finance
Authority, HR (Henry Ford
Health System)	5.63	11/15/29	5,000,000	5,936,700
Michigan Hospital Finance
Authority, Revenue (McLaren
Health Care)	5.63	5/15/28	4,575,000	5,243,636
Michigan Municipal Bond Authority,
State Clean Water Revolving
Fund Revenue	5.00	10/1/21	5,410,000	6,415,016
Michigan Strategic Fund,
LOR (The Dow Chemical Company
Project)	6.25	6/1/14	6,500,000	7,040,085
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	5,005,000	5,005,701
Mississippi--.2%
Mississippi Home Corporation,
SFMR (Collateralized: FNMA and
GNMA)	6.25	12/1/32	2,465,000	2,602,029
Missouri--.9%
Curators of the University of
Missouri, System Facilities
Revenue	5.00	11/1/19	10,000,000	12,650,900
Missouri Highways and
Transportation Commission,
Second Lien State Road Revenue	5.00	5/1/16	2,915,000	3,363,269
Nebraska--.9%
Omaha Public Power District,
Electric Revenue	5.50	2/1/14	14,935,000	15,409,186
New Jersey--4.0%
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	9,505,000	10,184,417
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.75	9/1/23	7,400,000	9,426,934
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.13	6/1/30	10,000,000	11,338,300

New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.75	6/15/18	7,750,000		9,602,172
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	6/15/31	5,000,000		6,171,000
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/15/18	5,000,000		5,661,950
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/24	5,000,000		6,242,150
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	4,845,000		4,820,969
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	5,780,000		5,596,601
New Mexico--.1%
New Mexico Finance Authority,
State Transportation Senior
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.) (Prerefunded)	5.25	6/15/14	2,000,000	c	2,152,680
New York--14.0%
Austin Trust
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151st Series)	6.00	9/15/28	25,000,000	e,f	30,171,250
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	9,000,000		11,347,110
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.75	1/1/18	17,025,000		20,925,598
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/31	8,250,000		9,311,197
New York City,
GO	5.00	10/1/36	11,505,000		13,706,942
New York City Health and Hospitals
Corporation, Health System
Revenue	5.00	2/15/25	14,625,000		17,069,715
New York City Industrial
Development Agency, Senior
Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated
Group)	5.00	7/1/21	6,150,000		6,681,483
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	7,450,000	g	7,874,278

New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/34	7,500,000	8,911,800
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/18	6,500,000	8,018,465
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/35	15,055,000	17,948,872
New York Liberty Development
Corporation, Liberty Revenue
(4 World Trade Center Project)	5.00	11/15/31	5,000,000	5,920,550
New York State Dormitory
Authority, Revenue (New York
University) (Insured; National
Public Finance Guarantee Corp.)	5.75	7/1/27	9,500,000	12,821,770
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	5,000,000	5,658,850
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	6,500,000	7,292,025
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/20	6,775,000	8,583,925
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.00	6/15/23	5,000,000	6,459,350
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	4.00	4/1/16	5,000,000	5,564,700
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; National Public
Finance Guarantee Corp.)	5.00	4/1/17	8,090,000	9,150,195
New York State Urban Develpoment
Corporation, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/17	5,000,000	5,913,200
Port Authority of New York and New
Jersey (Consolidated Bonds,
141st Series) (Insured; AMBAC)	5.00	9/1/17	6,535,000	7,273,520
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue (State
Contingency Contract Secured)	5.00	6/1/18	5,000,000	6,036,650
Triborough Bridge and Tunnel
Authority, General Revenue

(MTA Bridges and Tunnels)	5.00	11/15/23	6,430,000	8,260,299
North Carolina--1.4%
Guilford County,
Public Improvement GO	5.00	3/1/16	8,370,000	9,601,813
North Carolina,
Limited Obligation Bonds	5.00	11/1/18	12,000,000	14,779,320
Ohio--.3%
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	5,000,000	5,688,150
Oregon--.1%
Oregon,
GO (State Property - Various
Projects)	5.00	5/1/20	2,000,000	2,568,200
Pennsylvania--2.7%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/22	5,000,000	6,190,100
Geisinger Authority,
Health System Revenue
(Geisinger Health System)	5.25	6/1/39	11,750,000	13,334,723
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation
Revenue	5.00	7/1/21	5,000,000	6,010,000
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation
Revenue	5.00	7/1/22	7,500,000	8,604,750
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/24	5,000,000	5,946,150
Philadelphia School District,
GO	5.25	9/1/23	5,000,000	5,962,650
South Carolina--2.3%
Columbia,
Waterworks and Sewer System
Revenue	5.00	2/1/36	8,000,000	9,550,800
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.00	12/1/23	10,000,000	11,555,000
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/20	5,340,000	6,497,765
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/36	10,000,000	11,770,500
Tennessee--.3%
Johnson City Health and
Educational Facilities Board,
HR (Mountain States Health
Alliance)	6.00	7/1/38	5,000,000	5,990,200
Texas--8.1%
Austin,
Water and Wastewater System
Revenue	5.00	11/15/27	10,000,000	12,132,100

Dallas and Fort Worth,
Joint Improvement Revenue
(Dallas/Fort Worth
International Airport)	5.00	11/1/42	11,500,000	12,760,400
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue (Learjet
Inc. Project)	6.15	1/1/16	5,865,000	5,876,378
Harris County Cultural Education
Facilities Finance
Corporation, HR (Texas
Children's Hospital Project)	5.25	10/1/29	4,000,000	4,899,680
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System)	7.25	12/1/35	7,000,000	8,889,650
Houston,
Airport System Subordinate
Lien Revenue	5.00	7/1/17	7,500,000	8,760,675
Houston,
Combined Utility System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	5/15/21	18,075,000	19,312,414
Houston,
Public Improvement GO	5.00	3/1/18	5,000,000	6,065,400
Love Field Airport Modernization
Corporation, Special
Facilities Revenue (Southwest
Airlines Company - Love Field
Modernization Program Project)	5.00	11/1/28	3,000,000	3,266,640
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	5,000,000	5,895,750
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	10,000,000	11,285,500
San Antonio,
Water System Revenue	5.00	5/15/27	10,030,000	12,661,571
Texas,
GO (College Student Loan Bonds)	5.50	8/1/19	8,205,000	10,342,731
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	10,000,000	10,045,900
Williamson County,
Limited Tax Bonds	5.00	2/15/24	5,000,000	6,380,750
Utah--.2%
Metropolitan Water District of
Salt Lake and Sandy, Water
Revenue Project Bonds	5.00	7/1/37	3,000,000	3,634,290
Virginia--2.4%
Danville Industrial Development
Authority, HR (Danville
Regional Medical Center)
(Insured; AMBAC)	5.25	10/1/28	1,500,000	1,936,350
Tobacco Settlement Financing

Corporation, Tobacco
Settlement Asset-Backed Bonds
(Prerefunded)	5.50	6/1/15	8,975,000	c	9,690,128
Upper Occoquan Sewage Authority,
Regional Sewerage System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.15	7/1/20	5,210,000		6,335,985
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	5.00	10/1/26	8,250,000		8,884,013
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	6.25	7/1/31	12,665,000		14,717,617
Washington--5.2%
Bellevue,
Limited Tax GO (New City
Building) (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	5.50	12/1/14	10,520,000	c	11,603,034
Chelan County Public Utility
District Number 1,
Consolidated System Revenue	5.00	7/1/17	4,000,000		4,633,560
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.00	7/1/23	10,060,000		11,541,838
Energy Northwest,
Electric Revenue (Project 3)	5.00	7/1/18	10,000,000		12,262,400
Seattle,
Municipal Light and Power
Improvement Revenue	5.00	6/1/23	6,790,000		8,711,434
Seattle,
Water System Revenue	5.00	9/1/23	14,315,000		18,510,870
Washington,
GO (Various Purpose)	5.00	7/1/18	5,000,000		6,131,200
Washington,
GO (Various Purpose)	5.00	7/1/23	6,115,000		7,868,048
Washington,
GO (Various Purpose) (Insured;
AMBAC)	5.00	7/1/16	7,315,000		8,174,805
West Virginia--.7%
West Virginia,
Infrastructure GO (Insured;
FGIC) (Prerefunded)	6.50	11/1/16	2,600,000	c	3,256,630
West Virginia School Building
Authority, Capital Improvement
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/18	5,500,000		6,467,505
West Virginia State Building
Commission, Subordinate LR
(West Virginia Regional Jail
and Correctional Facility
Authority) (Insured; AMBAC)	5.38	7/1/21	2,505,000		2,899,938
Wisconsin--.7%
Wisconsin,
GO	4.00	5/1/15	5,000,000		5,428,550

Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.50	4/15/29	5,000,000		5,861,400
U.S. Related--3.9%
Puerto Rico Commonwealth,
Public Improvement GO	5.00	7/1/16	5,000,000		5,342,750
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/39	5,000,000		5,386,300
Puerto Rico Commonwealth,
Public Improvement GO	6.50	7/1/40	5,000,000		5,745,750
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	10,000,000		10,371,200
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	5,000,000		5,178,400
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/36	23,400,000	b	5,780,502
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	5,000,000		5,429,450
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	5,000,000		5,766,900
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.38	8/1/39	5,000,000		5,836,850
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	11,500,000		13,060,895
Total Long-Term Municipal Investments
(cost $1,545,058,877)					1,714,289,437
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.1%	Rate (%)	Date	Amount ($)		Value ($)
New York--.1%
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.16	12/3/12	1,100,000	h	1,100,000
New York State Dormitory
Authority, Revenue (University
of Rochester) (LOC; JPMorgan
Chase Bank)	0.16	12/3/12	600,000	h	600,000
Total Short-Term Municipal Investments
(cost $1,700,000)					1,700,000
Short-Term Investment--.0%
U. S. Treasury Bills;
(cost $859,869)	0.11	2/7/13	860,000	i	859,917
Total Investments (cost $1,547,618,746)			99.2%		1,716,849,354
Cash and Receivables (Net)			.8%		13,014,496
Net Assets			100.0%		1,729,863,850

a	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Variable rate security--interest rate subject to periodic change.
e Collateral for floating rate borrowings.
f Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, this security was valued at $30,171,250 or 1.7% of net assets.
g Non-income producing--security in default.
h Variable rate demand note - rate shown is the interest rate in effect at November 30, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
i Held by or on behalf of a counterparty for open swap positions.

At November 30, 2012, net unrealized appreciation on investments was $169,230,608 of which $171,437,147 related to appreciated investment securities and $2,206,539 related to depreciated investment securities. At November 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts

RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

					Unrealized
Notional		Reference	Base Index	Detemination	Appreciation
Amount	Counterparty	Entity	Value	Date	(Depreciation) ($)
		Forward Rate Agreement,
		Municipal Market Data General
72,625,000	Citibank	Obligation, 2023, AAA Index [a]	1.86	2/5/2013	1,917,659
		Forward Rate Agreement,
		Municipal Market Data General
45,400,000	Citibank	Obligation, 2033, AAA Index [a]	2.63	2/5/2013	(2,303,901)

Gross Unrealized Appreciation					1,917,659
Gross Unrealized Depreciation					(2,303,901)

a The fund will receive a payment from the counterparty if the value of the reference index is less than the base index value on the determination date. The fund will make a payment to the counterparty if the value of the reference index is greater than the base index value on the determination date.

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	1,711,136,437	4,853,000	1,715,989,437
U.S. Treasury	-	859,917	-	859,917
Swaps+	-	1,917,659	-	1,917,659
Liabilities ($)
Other Financial Instruments:
Swaps+	-	(2,303,901)	-	(2,303,901)

+ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of

Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available,

or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended November 30, 2012 is discussed below.

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

For financial reporting purposes, forward rate agreements are classified as interest rate swaps.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Bond Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 24, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	January 24, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)